UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin International Low Volatility High Dividend Index ETF
LVHI | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Low Volatility High Dividend Index ETF	$46	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Low Volatility High Dividend Index ETF returned 31.04%. The Fund compares its performance to the Franklin International Low Volatility High Dividend Hedged  Index-NR and the MSCI World ex U.S. IMI (Local) Index-NR, which returned 31.41% and 20.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, Canada, Japan and the U.K. contributed the most meaningfully given their weight in the Underlying Index and strong double-digit returns.
↑	By sector, financials, energy, and industrials contributed with strong double-digit returns.

Top detractors from performance:
↓	By country, Belgium and Denmark produced the weakest performance given their single digit returns and weight in the Underlying Index.
↓	By sector, consumer discretionary and consumer staples were the leading detractors with weak single digit returns.
Franklin International Low Volatility High Dividend Index ETF	PAGE 1	LVHI-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Low Volatility High Dividend Index ETF
7/27/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (7/27/2016)
Franklin International Low Volatility High Dividend Index ETF (NAV)	31.04	16.36	11.25
MSCI All Country World ex-U.S. Index-NR	24.91	7.02	8.34
Franklin International Low Volatility High Dividend Hedged Index-NR	31.41	16.80	11.70
MSCI World ex U.S. IMI (Local) Index-NR	20.09	10.08	9.41
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$4,593,334,917
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	193
Total Management Fee Paid (based on a unitary fee)	$13,295,257
Portfolio Turnover Rate	30%
Franklin International Low Volatility High Dividend Index ETF	PAGE 2	LVHI-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Low Volatility High Dividend Index ETF	PAGE 3	LVHI-ATSR-0526

Franklin U.S. Low Volatility High Dividend Index ETF
LVHD | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin U.S. Low Volatility High Dividend Index ETF	$28	0.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Low Volatility High Dividend Index ETF returned 7.42%. The Fund compares its performance to the Russell 3000 Index and the Franklin Low Volatility High Dividend Index-NR, which returned 18.09% and 7.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities, financials, health care and energy, given their weight in the underlying index and strong double-digit returns, were leading contributors.

Top detractors from performance:
↓
The consumer staples sector was the leading detractor from a sector perspective given its weight in the underlying index and negative return for the period. Other sector detractors given their weights and weak, albeit positive, returns were the materials and consumer discretionary sectors.

Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 1	LVHD-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Low Volatility High Dividend Index ETF
3/31/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Franklin U.S. Low Volatility High Dividend Index ETF (NAV)	7.42	7.69	8.24
Russell 3000 Index	18.09	10.87	13.72
Franklin Low Volatility High Dividend Index-NR	7.69	7.96	8.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$608,388,703
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	114
Total Management Fee Paid (based on a unitary fee)	$1,573,599
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 2	LVHD-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 3	LVHD-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $145,352 in March 31, 2025 and $94,119 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $72,000 in March 31, 2025 and $50,000 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,315,528 in March 31, 2025 and $2,444,477 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Low Volatility High Dividend Index ETFs
Financial Statements and Other Important Information
Annual | March 31, 2026

Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 5.7%
Diversified Telecommunication Services — 3.8%
BCE Inc.	911,802	$22,933,073
BT Group PLC	5,386,145	14,951,215
Koninklijke KPN NV	2,439,325	13,499,271
NTT Inc.	63,884,358	63,125,407
Singapore Telecommunications Ltd.	5,927,200	22,695,321
Swisscom AG, Registered Shares	18,194	15,102,231
Telstra Group Ltd.	6,229,552	22,741,096
Total Diversified Telecommunication Services		175,047,614
Media — 0.4%
ITV PLC	3,511,481	3,475,261
Publicis Groupe SA	160,690	13,115,820
Total Media		16,591,081
Wireless Telecommunication Services — 1.5%
Freenet AG	109,856	3,344,142
Millicom International Cellular SA	229,946	17,232,153
Rogers Communications Inc., Class B Shares	733,150	28,106,141
SoftBank Corp.	17,253,730	22,894,352
Total Wireless Telecommunication Services		71,576,788

Total Communication Services		263,215,483
Consumer Discretionary — 4.8%
Automobile Components — 1.0%
Bridgestone Corp.	1,213,300	24,915,778
Cie Generale des Etablissements Michelin SCA	542,229	18,236,643
Toyo Tire Corp.	233,500	5,274,995
Total Automobile Components		48,427,416
Automobiles — 1.6%
Bayerische Motoren Werke AG	291,975	26,240,272
Isuzu Motors Ltd.	643,600	8,985,075
Mercedes-Benz Group AG	623,548	37,639,717
Total Automobiles		72,865,064
Broadline Retail — 0.3%
B&M European Value Retail PLC	1,516,426	3,369,516
Canadian Tire Corp. Ltd., Class A Shares	84,123	11,277,081
Total Broadline Retail		14,646,597
Hotels, Restaurants & Leisure — 0.6%
Evolution AB	165,141	10,144,654 (a)
Galaxy Entertainment Group Ltd.	2,415,216	10,781,939
Genting Singapore Ltd.	9,611,600	5,028,741
Total Hotels, Restaurants & Leisure		25,955,334
Household Durables — 0.4%
Haseko Corp.	235,671	4,274,490
Sekisui House Ltd.	626,800	13,868,477
Total Household Durables		18,142,967
Specialty Retail — 0.9%
H & M Hennes & Mauritz AB, Class B Shares	630,624	11,594,677
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Industria de Diseno Textil SA	373,808	$21,207,755
Kingfisher PLC	1,904,525	7,127,635
Total Specialty Retail		39,930,067

Total Consumer Discretionary		219,967,445
Consumer Staples — 9.4%
Beverages — 1.4%
Diageo PLC	1,878,218	34,576,240
Kirin Holdings Co. Ltd.	862,657	13,691,677
Pernod Ricard SA	195,005	14,429,262
Total Beverages		62,697,179
Consumer Staples Distribution & Retail — 1.7%
Coles Group Ltd.	339,088	5,100,023
Endeavour Group Ltd.	1,117,173	2,494,396
J Sainsbury PLC	2,214,254	9,898,593
Koninklijke Ahold Delhaize NV	511,783	23,758,072
Tesco PLC	5,939,917	37,057,803
Total Consumer Staples Distribution & Retail		78,308,887
Food Products — 3.3%
Danone SA	201,540	16,032,088
Magnum Ice Cream Co. NV	201,010	2,943,685 *
MEIJI Holdings Co. Ltd.	425,200	10,313,953
Mowi ASA	285,741	6,441,746
Nestle SA, Registered Shares	957,933	93,486,536
Orkla ASA	383,591	4,792,451
WH Group Ltd.	8,082,657	10,577,289 (a)
Wilmar International Ltd.	1,612,400	4,811,642
Total Food Products		149,399,390
Household Products — 1.1%
Essity AB, Class B Shares	426,035	10,863,026
Reckitt Benckiser Group PLC	621,520	41,701,200
Total Household Products		52,564,226
Personal Care Products — 1.3%
Unilever PLC	1,058,181	58,593,869
Tobacco — 0.6%
Imperial Brands PLC	703,883	28,375,417

Total Consumer Staples		429,938,968
Energy — 17.6%
Energy Equipment & Services — 0.3%
Tenaris SA	409,620	12,035,092
Oil, Gas & Consumable Fuels — 17.3%
Canadian Natural Resources Ltd.	2,813,900	136,828,673
Equinor ASA	791,615	34,164,527
Gaztransport Et Technigaz SA	18,137	4,246,364
Inpex Corp.	1,593,200	46,847,631
Keyera Corp.	350,470	13,513,518
Pembina Pipeline Corp.	1,108,720	49,471,530
Peyto Exploration & Development Corp.	366,745	7,142,796
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Repsol SA	1,106,174	$31,417,269
Santos Ltd.	3,054,321	16,651,567
Shell PLC	2,753,381	130,094,658
Suncor Energy Inc.	1,650,418	108,813,701
TC Energy Corp.	1,088,537	67,946,299
TotalEnergies SE	959,182	89,419,303
Whitecap Resources Inc.	2,179,023	24,514,106
Woodside Energy Group Ltd.	1,341,925	32,213,924
Yancoal Australia Ltd.	679,064	3,855,606
Total Oil, Gas & Consumable Fuels		797,141,472

Total Energy		809,176,564
Financials — 21.8%
Banks — 15.5%
ABN AMRO Bank NV, CVA	653,181	20,402,863
ANZ Group Holdings Ltd.	1,394,351	34,351,042
Banca Monte dei Paschi di Siena SpA	6,213,784	53,173,792
Bank of Nova Scotia	1,194,496	82,571,767
BNP Paribas SA	663,419	61,908,084
BOC Hong Kong Holdings Ltd.	2,815,323	15,368,973
Canadian Imperial Bank of Commerce	896,886	84,730,357
Credit Agricole SA	1,104,115	20,265,538
Danske Bank A/S	59,084	2,845,150
DBS Group Holdings Ltd.	1,233,870	54,417,861
DNB Bank ASA	374,909	11,592,564
Intesa Sanpaolo SpA	14,920,980	88,727,709
National Australia Bank Ltd.	1,126,889	31,983,667
Nordea Bank Abp	1,449,101	24,502,186
Oversea-Chinese Banking Corp. Ltd.	1,267,552	21,585,178
Skandinaviska Enskilda Banken AB, Class A Shares	630,326	11,400,621
Svenska Handelsbanken AB, Class A Shares	951,559	12,291,231
Swedbank AB, Class A Shares	639,433	21,405,609
United Overseas Bank Ltd.	812,315	23,075,879
Westpac Banking Corp.	1,270,083	34,334,173
Total Banks		710,934,244
Financial Services — 0.2%
Poste Italiane SpA	494,847	11,483,082 (a)
Insurance — 6.1%
Ageas SA/NV	87,808	6,378,921
Allianz SE, Registered Shares	167,680	69,417,112
ASR Nederland NV	107,042	7,298,897
AXA SA	1,117,382	50,519,464
Generali	720,194	28,636,670
NN Group NV	146,530	11,321,870
Power Corp. of Canada	677,537	32,513,814
Sampo oyj, Class A Shares	327,407	3,471,349
Suncorp Group Ltd.	619,963	6,857,498
Swiss Life Holding AG, Registered Shares	16,554	17,815,816
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Tryg A/S	114,012	$2,709,046
Zurich Insurance Group AG	63,989	44,705,898
Total Insurance		281,646,355

Total Financials		1,004,063,681
Health Care — 7.5%
Health Care Providers & Services — 0.1%
Sonic Healthcare Ltd.	254,098	3,558,950
Pharmaceuticals — 7.4%
GSK PLC	3,095,964	84,265,915
Novartis AG, Registered Shares	681,591	102,516,444
Ono Pharmaceutical Co. Ltd.	612,100	9,659,168
Roche Holding AG	211,565	82,856,705
Sanofi SA	638,438	60,849,542
Total Pharmaceuticals		340,147,774

Total Health Care		343,706,724
Industrials — 12.1%
Air Freight & Logistics — 0.6%
Deutsche Post AG	494,236	25,483,289
SG Holdings Co. Ltd.	489,100	4,545,442
Total Air Freight & Logistics		30,028,731
Construction & Engineering — 1.4%
Bouygues SA	169,554	9,652,748
COMSYS Holdings Corp.	126,000	3,944,974
Eiffage SA	25,919	3,916,648
Obayashi Corp.	583,100	13,766,570
Skanska AB, Class B Shares	185,726	4,924,749
Vinci SA	201,705	29,829,131
Total Construction & Engineering		66,034,820
Electrical Equipment — 0.1%
Signify NV	164,036	3,413,383 (a)
Ground Transportation — 0.5%
Aurizon Holdings Ltd.	1,632,094	4,437,752
ComfortDelGro Corp. Ltd.	2,196,100	2,451,175
MTR Corp. Ltd.	1,490,191	6,078,456
West Japan Railway Co.	461,400	9,071,967
Total Ground Transportation		22,039,350
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd.	1,660,902	12,625,923
Keppel Ltd.	816,820	7,451,824
Sekisui Chemical Co. Ltd.	476,700	7,810,161
Total Industrial Conglomerates		27,887,908
Machinery — 2.1%
Amada Co. Ltd.	337,200	4,580,358
Daimler Truck Holding AG	315,509	15,075,574
Hitachi Construction Machinery Co. Ltd.	231,100	7,656,849
Komatsu Ltd.	724,600	27,387,138
SKF AB, Class B Shares	347,111	8,169,247
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Volvo AB, Class B Shares	767,659	$24,618,273
Yangzijiang Shipbuilding Holdings Ltd.	3,474,700	10,180,495
Total Machinery		97,667,934
Marine Transportation — 0.4%
Kuehne + Nagel International AG, Registered Shares	48,520	10,886,885
SITC International Holdings Co. Ltd.	1,334,888	5,802,528
Total Marine Transportation		16,689,413
Passenger Airlines — 0.5%
Japan Airlines Co. Ltd.	548,700	8,827,693
Qantas Airways Ltd.	1,277,474	7,323,267
Singapore Airlines Ltd.	1,345,813	6,884,754
Total Passenger Airlines		23,035,714
Professional Services — 0.4%
Bureau Veritas SA	132,041	3,909,939
Persol Holdings Co. Ltd.	1,729,900	2,511,829
SGS SA, Registered Shares	101,106	10,581,812
Total Professional Services		17,003,580
Trading Companies & Distributors — 5.4%
Marubeni Corp.	1,258,500	44,441,844
Mitsubishi Corp.	2,706,500	90,454,840
Mitsui & Co. Ltd.	1,774,400	66,463,320
Sojitz Corp.	379,900	14,626,234
Sumitomo Corp.	898,400	32,640,342
Total Trading Companies & Distributors		248,626,580
Transportation Infrastructure — 0.1%
Aena SME SA	144,809	4,257,986 (a)

Total Industrials		556,685,399
Materials — 6.0%
Chemicals — 0.5%
Asahi Kasei Corp.	1,292,200	12,256,772
Nissan Chemical Corp.	137,400	5,177,654
Tosoh Corp.	301,837	4,389,339
Total Chemicals		21,823,765
Metals & Mining — 5.4%
BHP Group Ltd.	2,505,658	86,475,586
Fortescue Ltd.	2,162,151	30,076,224
JFE Holdings Inc.	1,216,200	13,879,006
Kobe Steel Ltd.	671,300	7,975,090
Norsk Hydro ASA	1,062,376	11,178,944
Rio Tinto PLC	1,054,568	96,567,424
Yamato Kogyo Co. Ltd.	51,100	3,857,634
Total Metals & Mining		250,009,908
Paper & Forest Products — 0.1%
Svenska Cellulosa AB SCA, Class B Shares	224,095	2,559,405

Total Materials		274,393,078
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 1.8%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	6,747,600	$11,976,905
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	7,102	2,638,307
Industrial REITs — 0.2%
CapitaLand Ascendas REIT	3,686,166	7,057,187
Mapletree Industrial Trust	1,538,556	2,313,528
Mapletree Logistics Trust	2,660,400	2,371,399
Total Industrial REITs		11,742,114
Office REITs — 0.2%
Japan Real Estate Investment Corp.	4,114	3,012,640
Nippon Building Fund Inc.	5,425	4,521,686
Total Office REITs		7,534,326
Real Estate Management & Development — 0.8%
Daito Trust Construction Co. Ltd.	314,700	7,275,546
Daiwa House Industry Co. Ltd.	442,000	13,663,687
Sun Hung Kai Properties Ltd.	1,039,173	17,124,710
Total Real Estate Management & Development		38,063,943
Retail REITs — 0.2%
Japan Metropolitan Fund Investment Corp.	4,042	2,820,177
Klepierre SA	129,009	4,819,046
RioCan Real Estate Investment Trust	287,165	3,907,609
Total Retail REITs		11,546,832

Total Real Estate		83,502,427
Utilities — 10.4%
Electric Utilities — 6.5%
Chubu Electric Power Co. Inc.	612,800	9,945,626
CLP Holdings Ltd.	1,073,106	10,060,112
EDP SA	2,530,740	13,194,538
Emera Inc.	453,620	23,439,173
Endesa SA	227,948	9,476,116
Enel SpA	6,630,107	71,617,618
Fortis Inc.	661,287	36,775,812
Iberdrola SA	2,121,702	48,269,143
Origin Energy Ltd.	918,644	7,789,243
Power Assets Holdings Ltd.	704,858	5,488,582
Redeia Corp. SA	344,743	5,783,422
SSE PLC	1,367,566	46,798,507
Terna - Rete Elettrica Nazionale	998,038	11,343,007
Total Electric Utilities		299,980,899
Gas Utilities — 0.5%
Italgas SpA	737,586	8,523,965
Naturgy Energy Group SA	117,713	3,512,791
Snam SpA	1,594,100	12,037,881
Total Gas Utilities		24,074,637
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	220,800	6,010,967
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — 3.0%
A2A SpA			2,938,747	$8,221,271
E.ON SE			1,281,358	27,992,190
Engie SA			1,068,495	34,114,348
National Grid PLC			2,672,993	44,748,334
Sembcorp Industries Ltd.			1,236,300	6,353,268
Veolia Environnement SA			426,377	16,044,937
Total Multi-Utilities				137,474,348
Water Utilities — 0.2%
United Utilities Group PLC			511,306	8,866,516

Total Utilities				476,407,367
Total Common Stocks (Cost — $3,604,169,757)				4,461,057,136
	Rate
Preferred Stocks — 0.6%
Consumer Discretionary — 0.6%
Automobiles — 0.6%
Volkswagen AG (Cost — $27,986,745)	6.088%		269,201	26,798,993 (b)
		Expiration Date	Rights
Rights — 0.0%††
Real Estate — 0.0%††
Industrial REITs — 0.0%††
CapitaLand Ascendas REIT (Cost — $0)		4/20/26	102,126	9,499 *(c)
Total Investments before Short-Term Investments (Cost — $3,632,156,502)				4,487,865,628
	Rate		Shares
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $54,604,994)	3.562%		54,604,994	54,604,994 (d)
Total Investments — 98.9% (Cost — $3,686,761,496)				4,542,470,622
Other Assets in Excess of Liabilities — 1.1%				50,864,295
Total Net Assets — 100.0%				$4,593,334,917

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Low Volatility High Dividend Index ETF
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	170	6/26	$24,924,910	$24,659,350	$(265,560)
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,593,548	EUR	4,005,190	State Street Global Markets, LLC	4/8/26	$(23,111)
USD	4,662,684	EUR	4,046,499	State Street Global Markets, LLC	4/8/26	(1,591)
USD	11,773,662	EUR	10,166,729	State Street Global Markets, LLC	4/8/26	54,786
USD	1,242,839,865	EUR	1,071,584,576	State Street Global Markets, LLC	4/8/26	7,657,302
USD	2,456,667	GBP	1,861,393	State Street Global Markets, LLC	4/8/26	2,073
USD	2,505,281	GBP	1,880,686	State Street Global Markets, LLC	4/8/26	25,246
USD	6,329,974	GBP	4,724,573	State Street Global Markets, LLC	4/8/26	99,744
USD	662,124,114	GBP	497,046,516	State Street Global Markets, LLC	4/8/26	6,675,738
USD	210,668	NOK	2,059,040	State Street Global Markets, LLC	4/8/26	(704)
USD	217,170	NOK	2,080,421	State Street Global Markets, LLC	4/8/26	3,603
USD	541,717	NOK	5,226,505	State Street Global Markets, LLC	4/8/26	5,187
USD	56,865,441	NOK	550,532,364	State Street Global Markets, LLC	4/8/26	350,172
USD	467,625	SEK	4,462,447	State Street Global Markets, LLC	4/8/26	(1,019)
USD	483,154	SEK	4,512,075	State Street Global Markets, LLC	4/8/26	9,298
USD	1,231,028	SEK	11,340,194	State Street Global Markets, LLC	4/8/26	40,086
USD	129,848,559	SEK	1,197,420,556	State Street Global Markets, LLC	4/8/26	4,095,979
USD	1,235,070	AUD	1,801,752	UBS Securities LLC	4/8/26	1,175
USD	1,288,929	AUD	1,821,973	UBS Securities LLC	4/8/26	41,186
USD	3,271,456	AUD	4,576,455	UBS Securities LLC	4/8/26	137,358
USD	339,144,297	AUD	483,811,062	UBS Securities LLC	4/8/26	7,815,496
USD	2,619,696	CAD	3,645,496	UBS Securities LLC	4/8/26	6,547
USD	2,691,867	CAD	3,684,302	UBS Securities LLC	4/8/26	50,901
USD	6,812,312	CAD	9,255,439	UBS Securities LLC	4/8/26	177,868
USD	711,123,349	CAD	971,710,233	UBS Securities LLC	4/8/26	14,586,129
USD	20,926	DKK	136,330	UBS Securities LLC	4/8/26	(105)
USD	21,243	DKK	137,736	UBS Securities LLC	4/8/26	(4)
USD	53,648	DKK	346,060	UBS Securities LLC	4/8/26	263
USD	5,663,926	DKK	36,476,960	UBS Securities LLC	4/8/26	36,847
USD	2,428,049	JPY	387,132,708	UBS Securities LLC	4/8/26	(7,311)
USD	2,455,555	JPY	391,105,757	UBS Securities LLC	4/8/26	(4,799)
USD	6,200,140	JPY	982,668,900	UBS Securities LLC	4/8/26	18,404
USD	659,154,066	JPY	103,620,073,758	UBS Securities LLC	4/8/26	7,304,843
USD	1,475,285	CHF	1,179,263	Wells Fargo Securities LLC	4/8/26	6,334
USD	1,513,426	CHF	1,191,994	Wells Fargo Securities LLC	4/8/26	28,616
USD	3,847,750	CHF	2,994,861	Wells Fargo Securities LLC	4/8/26	117,195
USD	403,816,424	CHF	314,713,926	Wells Fargo Securities LLC	4/8/26	11,792,396
USD	354,589	HKD	2,777,733	Wells Fargo Securities LLC	4/8/26	128
USD	358,493	HKD	2,806,295	Wells Fargo Securities LLC	4/8/26	387
USD	902,078	HKD	7,049,862	Wells Fargo Securities LLC	4/8/26	2,458
USD	94,929,247	HKD	741,192,274	Wells Fargo Securities LLC	4/8/26	347,043
USD	686,319	SGD	885,482	Wells Fargo Securities LLC	4/8/26	(439)
USD	699,952	SGD	894,684	Wells Fargo Securities LLC	4/8/26	6,056
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,767,109	SGD	2,247,625	Wells Fargo Securities LLC	4/8/26	$23,905
USD	185,528,013	SGD	236,819,830	Wells Fargo Securities LLC	4/8/26	1,856,217
Net unrealized appreciation on open forward foreign currency contracts						$63,337,883

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Summary of Investments by Country# (unaudited)
Canada	16.2%
Japan	14.5
United States	12.5
Australia	9.4
France	8.6
United Kingdom	7.8
Italy	6.5
Germany	5.1
Singapore	3.8
Spain	2.7
Sweden	2.6
Switzerland	2.2
Netherlands	1.8
Norway	1.5
Hong Kong	1.1
China	0.8
Finland	0.6
Guatemala	0.4
Portugal	0.3
Macau	0.2
Belgium	0.1
Denmark	0.1
Short-Term Investments	1.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 3.9%
Diversified Telecommunication Services — 3.1%
Verizon Communications Inc.	375,546	$18,852,409
Media — 0.8%
Omnicom Group Inc.	65,251	4,914,053

Total Communication Services		23,766,462
Consumer Discretionary — 5.9%
Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants Inc.	48,262	9,461,282
McDonald’s Corp.	49,563	15,403,685
Total Hotels, Restaurants & Leisure		24,864,967
Specialty Retail — 1.8%
Home Depot Inc.	34,344	11,295,398

Total Consumer Discretionary		36,160,365
Consumer Staples — 18.2%
Beverages — 4.4%
Coca-Cola Co.	213,644	16,247,626
Keurig Dr Pepper Inc.	402,640	10,601,511
Total Beverages		26,849,137
Consumer Staples Distribution & Retail — 1.4%
Sysco Corp.	121,838	8,690,704
Food Products — 5.7%
General Mills Inc.	250,567	9,326,104
Hershey Co.	62,399	12,972,128
Mondelez International Inc., Class A Shares	212,898	12,271,441
Total Food Products		34,569,673
Household Products — 3.9%
Kimberly-Clark Corp.	90,338	8,714,907
Procter & Gamble Co.	100,893	14,572,985
Reynolds Consumer Products Inc.	29,138	617,143
Total Household Products		23,905,035
Tobacco — 2.8%
Altria Group Inc.	247,207	16,313,190
Universal Corp.	6,793	357,991
Total Tobacco		16,671,181

Total Consumer Staples		110,685,730
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	88,385	18,286,856
Diamondback Energy Inc.	36,565	7,232,191
DT Midstream Inc.	24,874	3,349,782
International Seaways Inc.	19,387	1,412,925
ONEOK Inc.	118,776	10,736,163

Total Energy		41,017,917
Financials — 8.1%
Banks — 5.6%
Bank of Hawaii Corp.	11,885	882,461
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Community Financial System Inc.	8,561	$502,103
CVB Financial Corp.	32,832	636,612
First Commonwealth Financial Corp.	20,223	355,520
First Financial Bancorp	14,117	393,582
First Hawaiian Inc.	29,226	720,129
First Interstate BancSystem Inc., Class A Shares	29,154	973,744
First Merchants Corp.	10,254	397,137
Fulton Financial Corp.	48,739	991,351
NBT Bancorp Inc.	6,776	288,522
Northwest Bancshares Inc.	31,373	398,123
PNC Financial Services Group Inc.	56,672	11,792,877
Preferred Bank	3,306	299,821
Provident Financial Services Inc.	26,789	566,855
United Bankshares Inc.	22,521	932,820
US Bancorp	265,664	13,817,185
Total Banks		33,948,842
Capital Markets — 1.3%
Federated Hermes Inc.	21,717	1,231,571
T. Rowe Price Group Inc.	73,299	6,607,172
Total Capital Markets		7,838,743
Financial Services — 0.4%
Western Union Co.	292,280	2,551,604
Insurance — 0.7%
American Financial Group Inc.	12,889	1,646,054
CNA Financial Corp.	14,329	657,988
Fidelity National Financial Inc.	47,683	2,211,538
Total Insurance		4,515,580
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	28,551	278,943

Total Financials		49,133,712
Health Care — 4.9%
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	155,059	13,435,862
Pharmaceuticals — 2.7%
Johnson & Johnson	67,594	16,522,678

Total Health Care		29,958,540
Industrials — 7.8%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	25,138	15,193,156
Machinery — 2.1%
Illinois Tool Works Inc.	33,707	8,773,595
Snap-on Inc.	10,382	3,770,950
Total Machinery		12,544,545
Marine Transportation — 0.1%
Global Ship Lease Inc., Class A Shares	13,637	507,705
Professional Services — 2.8%
Automatic Data Processing Inc.	45,417	9,227,826
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Paychex Inc.	88,630	$8,164,596
Total Professional Services		17,392,422
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co. Inc., Class A Shares	18,943	1,747,871

Total Industrials		47,385,699
Information Technology — 2.6%
Communications Equipment — 2.6%
Cisco Systems Inc.	199,978	15,516,293

Materials — 0.9%
Containers & Packaging — 0.9%
Packaging Corp. of America	26,437	5,610,460

Real Estate — 14.2%
Diversified REITs — 0.5%
Broadstone Net Lease Inc.	54,658	998,602
Essential Properties Realty Trust Inc.	75,697	2,298,161
Total Diversified REITs		3,296,763
Health Care REITs — 1.5%
CareTrust REIT Inc.	70,312	2,576,935
Healthpeak Properties Inc.	213,569	3,508,938
National Health Investors Inc.	7,572	612,272
Omega Healthcare Investors Inc.	58,535	2,565,004
Total Health Care REITs		9,263,149
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT Inc.	77,312	889,861
Host Hotels & Resorts Inc.	271,947	5,210,504
Park Hotels & Resorts Inc.	143,362	1,509,602
Total Hotel & Resort REITs		7,609,967
Industrial REITs — 0.9%
EastGroup Properties Inc.	12,806	2,370,263
LXP Industrial Trust	15,607	721,980
STAG Industrial Inc.	59,324	2,139,223
Total Industrial REITs		5,231,466
Office REITs — 0.3%
COPT Defense Properties	31,374	960,044
Easterly Government Properties Inc.	17,694	379,182
Highwoods Properties Inc.	34,175	731,687
Total Office REITs		2,070,913
Residential REITs — 2.1%
Equity Residential	72,498	4,288,257
Essex Property Trust Inc.	16,106	3,897,652
Mid-America Apartment Communities Inc.	36,837	4,498,534
Total Residential REITs		12,684,443
Retail REITs — 4.6%
Agree Realty Corp.	45,717	3,446,147
Brixmor Property Group Inc.	93,414	2,690,323
Federal Realty Investment Trust	21,893	2,325,256
Getty Realty Corp.	15,375	488,925
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Kimco Realty Corp.	181,371	$4,075,406
NNN REIT Inc.	45,290	1,903,539
Phillips Edison & Co. Inc.	29,874	1,117,885
Realty Income Corp.	116,675	7,138,177
Regency Centers Corp.	42,553	3,219,560
Tanger Inc.	36,595	1,243,498
Total Retail REITs		27,648,716
Specialized REITs — 3.0%
CubeSmart	68,820	2,522,253
EPR Properties	30,416	1,519,583
Four Corners Property Trust Inc.	26,240	620,576
Gaming and Leisure Properties Inc.	81,369	3,610,343
VICI Properties Inc.	365,118	9,975,024
Total Specialized REITs		18,247,779

Total Real Estate		86,053,196
Utilities — 25.5%
Electric Utilities — 17.6%
Alliant Energy Corp.	70,810	5,081,326
American Electric Power Co. Inc.	128,339	16,822,676
Duke Energy Corp.	118,145	15,469,906
Entergy Corp.	90,005	10,112,962
Evergy Inc.	82,478	6,756,598
Exelon Corp.	249,614	12,236,078
FirstEnergy Corp.	136,787	6,929,629
OGE Energy Corp.	47,411	2,273,832
Pinnacle West Capital Corp.	44,277	4,460,908
Portland General Electric Co.	32,959	1,739,246
Southern Co.	157,413	15,193,503
Xcel Energy Inc.	128,102	10,176,423
Total Electric Utilities		107,253,087
Gas Utilities — 0.7%
New Jersey Resources Corp.	18,044	990,977
Northwest Natural Holding Co.	10,647	566,633
ONE Gas Inc.	14,923	1,285,318
Spire Inc.	14,836	1,343,251
Total Gas Utilities		4,186,179
Multi-Utilities — 6.7%
Ameren Corp.	58,095	6,385,803
Avista Corp.	21,499	862,970
Black Hills Corp.	27,477	1,907,179
Consolidated Edison Inc.	72,894	8,250,143
DTE Energy Co.	47,746	6,981,420
NiSource Inc.	144,901	6,761,081
Northwestern Energy Group Inc.	15,809	1,042,445
WEC Energy Group Inc.	74,749	8,653,692
Total Multi-Utilities		40,844,733
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 0.5%
Essential Utilities Inc.		67,871	$2,733,165

Total Utilities			155,017,164
Total Investments before Short-Term Investments (Cost — $535,124,591)			600,305,538
	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,745,323)	3.562%	5,745,323	5,745,323 (a)
Total Investments — 99.6% (Cost — $540,869,914)			606,050,861
Other Assets in Excess of Liabilities — 0.4%			2,337,842
Total Net Assets — 100.0%			$608,388,703

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	15	6/26	$5,015,922	$4,928,062	$(87,860)
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Statements of Assets and Liabilities
March 31, 2026

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Assets:
Investments, at value (Cost — $3,686,761,496 and $540,869,914, respectively)	$4,542,470,622	$606,050,861
Foreign currency, at value (Cost — $6,459,089 and $0, respectively)	6,442,403	—
Unrealized appreciation on forward foreign currency contracts	63,376,966	—
Dividends receivable	24,974,704	1,976,535
Receivable for Fund shares sold	13,614,113	—
Deposits with brokers for open futures contracts	2,708,464	590,424
European Union tax reclaims receivable (Note 1)	664,799	—
Receivable for securities sold	79,126	—
Total Assets	4,654,331,197	608,617,820
Liabilities:
Payable for securities purchased	58,997,831	—
Investment management fee payable	1,540,557	141,257
Payable to brokers — net variation margin on open futures contracts	265,560	87,860
European Union tax reclaims contingency fees payable (Note 1)	153,249	—
Unrealized depreciation on forward foreign currency contracts	39,083	—
Total Liabilities	60,996,280	229,117
Total Net Assets	$4,593,334,917	$608,388,703
Net Assets:
Par value (Note 5)	$1,148	$143
Paid-in capital	3,756,954,994	751,688,267
Total distributable earnings (loss)	836,378,775	(143,299,707)
Total Net Assets	$4,593,334,917	$608,388,703
Shares Outstanding	114,780,000	14,300,000
Net Asset Value	$40.02	$42.54
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Statements of Operations
For the Year Ended March 31, 2026

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Investment Income:
Dividends	$155,229,774	$21,925,319
European Union tax reclaims (Note 1)	526,089	—
Less: Foreign taxes withheld	(13,488,626)	—
Total Investment Income	142,267,237	21,925,319
Expenses:
Investment management fee (Note 2)	13,295,257	1,573,599
European Union tax reclaims contingency fees (Note 1)	84	—
Total Expenses	13,295,341	1,573,599
Net Investment Income	128,971,896	20,351,720
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	69,088,577	11,289,914
Futures contracts	751,497	168,292
Forward foreign currency contracts	(54,744,760)	—
Foreign currency transactions	(195,662)	—
Net Realized Gain	14,899,652	11,458,206
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	734,006,369	11,921,356
Futures contracts	356,116	(56,722)
Forward foreign currency contracts	54,210,672	—
Foreign currencies	122,536	—
Change in Net Unrealized Appreciation (Depreciation)	788,695,693	11,864,634
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	803,595,345	23,322,840
Increase in Net Assets From Operations	$932,567,241	$43,674,560
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Statements of Changes in Net Assets
Franklin International Low Volatility High Dividend Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$128,971,896	$59,608,598
Net realized gain	14,899,652	70,695,680
Change in net unrealized appreciation (depreciation)	788,695,693	50,371,450
Increase in Net Assets From Operations	932,567,241	180,675,728
Distributions to Shareholders From (Note 1):
Total distributable earnings	(173,161,508)	(68,563,801)
Decrease in Net Assets From Distributions to Shareholders	(173,161,508)	(68,563,801)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (48,120,000 and 47,040,000 shares issued, respectively)	1,710,169,338	1,471,107,824
Cost of shares repurchased (5,760,000 and 3,180,000 shares repurchased, respectively)	(206,860,384)	(99,795,801)
Increase in Net Assets From Fund Share Transactions	1,503,308,954	1,371,312,023
Increase in Net Assets	2,262,714,687	1,483,423,950
Net Assets:
Beginning of year	2,330,620,230	847,196,280
End of year	$4,593,334,917	$2,330,620,230
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$20,351,720	$20,144,066
Net realized gain (loss)	11,458,206	(17,568,887)
Change in net unrealized appreciation (depreciation)	11,864,634	79,131,680
Increase in Net Assets From Operations	43,674,560	81,706,859
Distributions to Shareholders From (Note 1):
Total distributable earnings	(19,515,188)	(23,243,543)
Decrease in Net Assets From Distributions to Shareholders	(19,515,188)	(23,243,543)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (3,350,000 and 500,000 shares issued, respectively)	134,479,560	19,933,264
Cost of shares repurchased (2,450,000 and 4,950,000 shares repurchased, respectively)	(99,107,561)	(187,366,883)
Increase (Decrease) in Net Assets From Fund Share Transactions	35,371,999	(167,433,619)
Increase (Decrease) in Net Assets	59,531,371	(108,970,303)
Net Assets:
Beginning of year	548,857,332	657,827,635
End of year	$608,388,703	$548,857,332
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Financial Highlights
Franklin International Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]
Net asset value, beginning of year	$32.18	$29.66	$26.81	$27.06	$25.83	$21.25
Income from operations:
Net investment income	1.38	1.39	1.32	1.25	0.41	1.13
Net realized and unrealized gain	8.30	2.73	3.70	0.50	1.12	4.78
Total income from operations	9.68	4.12	5.02	1.75	1.53	5.91
Less distributions from:
Net investment income	(1.52)	(1.14)	(1.50)	(1.06)	(0.30)	(1.33)
Net realized gains	(0.32)	(0.46)	(0.67)	(0.94)	—	—
Total distributions	(1.84)	(1.60)	(2.17)	(2.00)	(0.30)	(1.33)
Net asset value, end of year	$40.02	$32.18	$29.66	$26.81	$27.06	$25.83
Total return, based on NAV[4]	31.04%	14.27%	19.68%	6.90%	5.98%	28.28%
Net assets, end of year (000s)	$4,593,335	$2,330,620	$847,196	$366,795	$102,291	$80,576
Ratios to average net assets:
Gross expenses	0.40%[5]	0.40%[5]	0.40%[5]	0.41%[6]	0.40%[7]	0.40%
Net expenses	0.40 [5]	0.40 [5]	0.40 [5]	0.41 [6]	0.40 [7]	0.40
Net investment income	3.88	4.53	4.81	4.81	3.75 [7]	4.51
Portfolio turnover rate[8]	30%	93%	64%	78%	24%	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period November 1, 2021 through March 31, 2022.
[3]	For the year ended October 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2024, 2025 and 2026.

[6]
Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.40% and 0.40%, respectively, for the year ended March 31, 2023.

[7]	Annualized.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Financial Highlights (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]
Net asset value, beginning of year	$40.96	$36.85	$37.30	$39.65	$37.31	$29.36
Income (loss) from operations:
Net investment income	1.42	1.36	1.42	1.33	0.43	0.99
Net realized and unrealized gain (loss)	1.52	4.30	(0.49)	(2.46)	2.45	8.01
Total income (loss) from operations	2.94	5.66	0.93	(1.13)	2.88	9.00
Less distributions from:
Net investment income	(1.36)	(1.55)	(1.38)	(1.22)	(0.54)	(1.05)
Total distributions	(1.36)	(1.55)	(1.38)	(1.22)	(0.54)	(1.05)
Net asset value, end of year	$42.54	$40.96	$36.85	$37.30	$39.65	$37.31
Total return, based on NAV[4]	7.42%	15.76%	2.66%	(2.85)%	7.76%	31.07%
Net assets, end of year (millions)	$608	$549	$658	$1,123	$728	$743
Ratios to average net assets:
Gross expenses	0.27%	0.27%	0.27%	0.27%	0.27%[5]	0.27%
Net expenses	0.27	0.27	0.27	0.27	0.27 [5]	0.27
Net investment income	3.49	3.53	3.96	3.54	2.71 [5]	2.84
Portfolio turnover rate[6]	30%	49%	65%	52%	14%	52%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period November 1, 2021 through March 31, 2022.
[3]	For the year ended October 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$4,461,057,136	—	—	$4,461,057,136
Preferred Stocks	26,798,993	—	—	26,798,993
Rights	—	$9,499	—	9,499
Total Long-Term Investments	4,487,856,129	9,499	—	4,487,865,628
Short-Term Investments†	54,604,994	—	—	54,604,994
Total Investments	$4,542,461,123	$9,499	—	$4,542,470,622
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$63,376,966	—	$63,376,966
Total	$4,542,461,123	$63,386,465	—	$4,605,847,588

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$265,560	—	—	$265,560
Forward Foreign Currency Contracts††	—	$39,083	—	39,083
Total	$265,560	$39,083	—	$304,643

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$600,305,538	—	—	$600,305,538
Short-Term Investments†	5,745,323	—	—	5,745,323
Total Investments	$606,050,861	—	—	$606,050,861
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$87,860	—	—	$87,860

†	See Schedules of Investments for additional detailed categorizations.
(b) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of March 31, 2026, International Low Volatility High Dividend Index ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $39,083. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after International Low Volatility High Dividend Index ETF determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statements of Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, International Low Volatility High Dividend Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by International Low Volatility High Dividend Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
International Low Volatility High Dividend Index ETF(a)	$(66,300,699)	$66,300,699
U.S. Low Volatility High Dividend Index ETF(b)	(18,914,677)	18,914,677
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
(b)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
International Low Volatility High Dividend Index ETF	0.40%
U.S. Low Volatility High Dividend Index ETF	0.27%
As compensation for its subadvisory services, FTFA as to each Fund pays Franklin Advisers 90% of the investment management fee paid by the Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of each Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
International Low Volatility High Dividend Index ETF	$1,219,275,255	$1,011,102,988
U.S. Low Volatility High Dividend Index ETF	180,933,766	170,465,300

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
International Low Volatility High Dividend Index ETF	$1,398,988,363	$205,726,932	$68,046,919
U.S. Low Volatility High Dividend Index ETF	123,983,061	99,709,250	19,793,688

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	International Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,782,244,647	$922,830,034	$(162,604,059)	$760,225,975
Futures contracts	—	—	(265,560)	(265,560)
Forward foreign currency contracts	—	63,376,966	(39,083)	63,337,883

	U.S. Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$544,401,116	$88,659,901	$(27,010,156)	$61,649,745
Futures contracts	—	—	(87,860)	(87,860)
4. Derivative instruments and hedging activities
International Low Volatility High Dividend Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$63,376,966

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$265,560	$265,560
Forward foreign currency contracts	$39,083	—	39,083
Total	$39,083	$265,560	$304,643

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$751,497	$751,497
Forward foreign currency contracts	$(54,744,760)	—	(54,744,760)
Total	$(54,744,760)	$751,497	$(53,993,263)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$356,116	$356,116
Forward foreign currency contracts	$54,210,672	—	54,210,672
Total	$54,210,672	$356,116	$54,566,788
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$17,767,344
Forward foreign currency contracts (to buy)	274,731
Forward foreign currency contracts (to sell)	3,277,321,003

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
State Street Global Markets, LLC	$19,019,214	$(26,425)	$18,992,789	—	$18,992,789
UBS Securities LLC	30,177,017	(12,219)	30,164,798	—	30,164,798
Wells Fargo Securities LLC	14,180,735	(439)	14,180,296	—	14,180,296
Total	$63,376,966	$(39,083)	$63,337,883	—	$63,337,883

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
U.S. Low Volatility High Dividend Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$87,860

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$168,292

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(56,722)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$3,276,555

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 60,000 and 50,000 shares of International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF, respectively, constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Distributions paid from:
Ordinary income	$155,160,035	$19,515,188
Net long-term capital gains	18,001,473	—
Total distributions paid	$173,161,508	$19,515,188
The tax character of distributions paid during the fiscal period ended March 31, 2025 was as follows:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Distributions paid from:
Ordinary income	$64,568,689	$23,243,543
Net long-term capital gains	3,995,112	—
Total distributions paid	$68,563,801	$23,243,543

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Undistributed ordinary income — net	$75,158,786	$4,205,923
Deferred capital losses*	—	(209,087,490)
Other book/tax temporary differences	(62,238,464)(a)	19,975 (b)
Unrealized appreciation (depreciation)	823,458,453 (c)	61,561,885 (d)
Total distributable earnings (loss) — net	$836,378,775	$(143,299,707)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the treatment of EU reclaims and the realization for tax purposes of unrealized gains (losses) on futures and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts, the treatment of capital gains tax and Other book/tax basis adjustments.

(c)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(d)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
7. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Funds within the Funds’ investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF (two of the funds constituting Legg Mason ETF Investment Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2026, the period November 1, 2021 through March 31, 2022 and the year ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the four years in the period ended March 31, 2026, the period November 1, 2021 through March 31, 2022 and the year ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Low Volatility High Dividend Index ETFs 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$18,001,473	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$529,149	$17,369,735
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$134,781,156	$17,840,819
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$14,111,676	—
Qualified Business Income Dividends Earned	§199A	—	$3,580,557
Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2026:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Foreign Taxes Paid	$11,202,402	—
Foreign Source Income Earned	$138,351,143	—

Franklin Low Volatility High Dividend Index ETFs

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Low Volatility High Dividend Index ETFs

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Franklin
Low Volatility High Dividend Index ETFs
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
†
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
†
Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
Franklin Low Volatility High Dividend Index ETFs
Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Franklin Low Volatility High Dividend Index ETFs
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMETF-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations "principal executive officer" and "principal financial officer" in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 03, 2026